Material Accounting Policy Information (Tables)	6 Months Ended
Jun. 30, 2024
Material Accounting Policy Information [Abstract]
Schedule of Consolidated Net Loss and Other Comprehensive Income (Loss) Utilizing USD as the Functional Currency of the Company	The following table summarizes the impact on both consolidated net loss and other comprehensive income (loss) utilizing USD as the functional currency of the Company as of June 30, 2024, compared to the related impact if the functional currency of the Company would have remained AUD (excluding foreign exchange from transactions denominated in AUD recorded in the respective period)
	USD as Functional Currency (in USD)	AUD as Functional Currency (in USD)(*) (Unaudited Pro Forma)
Financial income, net - attributed to foreign translation gain	136,518	694,958
Other comprehensive loss - attributed to foreign currency translation adjustments	(170,590)	(476,413)

(*) The conversion from AUD into USD was made at the exchange rate as of June 30, 2024, on which USD 1.00 equalled AUD 1.518.